Fair Value of Financial Instruments (Narrative) (Details)	12 Months Ended											12 Months Ended
	Mar. 31, 2011 USD ($)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)		Mar. 31, 2009 JPY (¥)		Mar. 31, 2010 USD ($)	Mar. 31, 2011 Credit Concentration Risk [Member]	Mar. 31, 2010 Credit Concentration Risk [Member]	Mar. 31, 2010 Equities [Member] JPY (¥)	Mar. 31, 2010 Bank and Corporate Debt Securities [Member] USD ($)	Mar. 31, 2010 Commercial Mortgage-Backed Securities ("CMBS") [Member] JPY (¥)	Mar. 31, 2010 Interest Rate Contracts [Member] JPY (¥)	Mar. 31, 2010 Credit Contracts [Member] JPY (¥)	Mar. 31, 2010 Long-Term Borrowings [Member] JPY (¥)	Mar. 31, 2011 Ashikaga Holdings Co Ltd [Member] JPY (¥)	Mar. 31, 2011 Ashikaga Holdings Co Ltd [Member] USD ($)	Mar. 31, 2010 Ashikaga Holdings Co Ltd [Member] JPY (¥)
Concentrations of credit risk, Percentage										19.00%	21.00%
Transfers between Level 3 and Level 2	$ 520,000,000		¥ 43,000,000,000		¥ 55,000,000,000							¥ 61,000,000,000	$ 82,000,000	¥ 54,000,000,000	¥ 63,000,000,000	¥ 42,000,000,000	¥ 154,000,000,000
Transfers between Level 2 and Level 3															54,000,000,000
Losses on interest rate contracts from transfer from Level 2 to Level 3															(5,000,000,000)
Total revenue	16,741,000,000		1,385,492,000,000		1,356,751,000,000		664,511,000,000											106,000,000,000	1,280,000,000	118,000,000,000
Total expense																		90,000,000,000	1,090,000,000	93,000,000,000
Net gain	386,000,000	[1]	31,925,000,000	[1]	68,086,000,000	[1]	(709,411,000,000)	[1]										16,000,000,000	190,000,000	25,000,000,000
Total assets	443,366,000,000		36,692,990,000,000		32,230,428,000,000													5,219,000,000,000	63,060,000,000	4,990,000,000,000
Total liabilities	418,092,000,000		34,601,354,000,000		30,097,414,000,000													4,979,000,000,000	60,160,000,000	4,755,000,000,000
Percentage of ownership of common stock																		45.50%	45.50%
Losses from changes in fair value of financial liabilities	110,000,000		9,000,000,000		64,000,000,000
Aggregate unpaid principal balance of loans and receivables					1,000,000,000
Aggregate unpaid principal balance of long-term borrowings	600,000,000		50,000,000,000		6,000,000,000
Loans and receivables for fair value option,90 days or more past due									$ 0

[1]	Net income (loss) is net income (loss) before subtracting Net income (loss) attributable to noncontrolling interests.